Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		50 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Income Statement [Abstract]
Revenues, net	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
General and administrative	13,896	11,727	34,875	17,268	171,861
Total operating expenses	13,896	11,727	34,875	17,268	171,861
Operating loss	(13,896)	(11,727)	(34,875)	(17,268)	(171,861)
Other Income	0	0	0	0	980
Interest & Dividend Income	0	0	0	578	854
Unrealized gain(loss) on investments	0	(6,404)	0	(7,203)	(6,404)
Gain (loss) on sale of investments	0	0	0	0	(29,224)
Net loss	$ (13,896)	$ (18,131)	$ (34,875)	$ (23,893)	$ (205,655)
Basic and diluted loss per common share	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.02)
Weighted average shares outstanding basic and diluted	1,663,169	1,000,383	1,663,169	1,000,383